SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total consolidated assets	$ 9,488,422	$ 9,121,996	$ 9,150,822
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,191,107	7,512,822	7,478,104
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	145,919	120,789	121,980
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	429,980	376,655	427,668
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,461,487	3,636,732	3,453,135
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,153,721	3,378,646	3,475,321
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	721,205	644,481	682,204
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	261,106	247,729	255,766
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,315,004	$ 716,964	$ 734,748